Auditors' Remuneration	12 Months Ended
Jun. 30, 2019
Auditor's remuneration [abstract]
AUDITORS' REMUNERATION

19.	AUDITORS’ REMUNERATION

	Years Ended June 30,
	2019	2018	2017

- audit and review fees: current year financial reports	279,622	232,960	260,645
- audit and review fees: internal controls	20,800	20,000	20,590

	300,422	252,960	281,235

PricewaterhouseCoopers was appointed as the Company’s principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Company’s Auditors to be appointed at the Company’s annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Company’s audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2019, 2018 and 2017 fiscal years.